Information by Segment - Summary of Assets and Liabilities by Segment (Detail) - CLP ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 20, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS	$ 996,947,772,000	$ 1,055,136,552,000
Cash and cash equivalents	245,171,924,000	419,456,026,000		$ 245,999,192,000	$ 144,261,845,000
Other current financial assets	40,303,173,000	20,627,062,000
Other current non-financial assets	22,406,088,000	18,785,891,000
Trade and other current receivables	478,170,067,000	406,968,537,000
Current accounts receivable from related parties	54,171,060,000	71,856,046,000
Inventories	56,961,643,000	39,686,942,000
Current tax assets	99,763,817,000	77,756,048,000
TOTAL NON-CURRENT ASSETS	6,491,072,392,000	4,639,636,456,000
Other non-current financial assets	7,269,669,000	33,418,204,000
Other non-current non-financial assets	44,608,012,000	13,813,139,000
Trade and other non-current receivables	60,527,843,000	36,182,399,000
Investments accounted for using the equity method	12,873,531,000	16,912,454,000		18,738,198,000
Intangible assets other than goodwill	115,372,393,000	55,170,904,000		44,470,750,000
Goodwill	915,044,725,000	887,257,655,000		887,257,655,000
Property, plant and equipment	5,308,647,633,000	3,585,687,137,000		3,476,128,634,000
Investment property	7,557,356,000	8,356,772,000		8,128,522,000
Deferred tax assets	19,171,230,000	2,837,792,000
TOTAL ASSETS	7,488,020,164,000	5,694,773,008,000
TOTAL CURRENT LIABILITIES	1,217,464,152,000	816,816,646,000
Other current financial liabilities	410,665,815,000	18,815,448,000
Trade and other current payables	554,286,324,000	555,978,518,000
Current accounts payable to related parties	157,936,325,000	119,612,972,000
Other current provisions	5,588,786,000	5,636,171,000
Current tax liabilities	17,677,920,000	67,027,507,000
Other current non-financial liabilities	71,308,982,000	49,746,030,000
TOTAL NON-CURRENT LIABILITIES	2,596,392,231,000	1,090,994,705,000
Other non-current financial liabilities	1,705,833,503,000	781,978,145,000
Trade and other non-current payables	2,584,180,000	659,824,000
Non-current accounts payable to related parties	447,193,802,000	318,518,000
Other long-term provisions	105,871,375,000	78,422,837,000
Deferred tax liabilities	278,080,054,000	172,223,681,000
Non-current provisions for employee benefits	56,602,664,000	57,081,924,000
Other non-current non-financial liabilities	226,653,000	309,776,000
TOTAL EQUITY	3,674,163,781,000	3,786,961,657,000		3,462,993,642,000	$ 3,201,900,783,000
Equity attributable to Enel Chile	3,421,228,519,000	2,983,384,010,000
Allocated capital	3,954,491,479,000	2,229,108,975,000	$ 1,891,727,278,668,000
Retained earnings	1,914,797,613,000	1,751,605,583,000
Treasury shares	(72,388,009,000)
Other reserves	(2,375,672,564,000)	(997,330,548,000)		(1,035,092,978,000)
Non-controlling interests	252,935,262,000	803,577,647,000		$ 699,602,354,000
TOTAL LIABILITIES AND EQUITY	7,488,020,164,000	5,694,773,008,000
Operating Segments [Member] | Generation [Member]
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS	997,843,912,000	658,599,127,000
Cash and cash equivalents	155,591,949,000	211,027,141,000
Other current financial assets	39,507,485,000	20,523,276,000
Other current non-financial assets	14,074,044,000	13,136,459,000
Trade and other current receivables	254,374,451,000	207,208,820,000
Current accounts receivable from related parties	422,492,265,000	109,797,820,000
Inventories	48,221,915,000	31,740,903,000
Current tax assets	63,581,803,000	65,164,708,000
TOTAL NON-CURRENT ASSETS	4,625,205,545,000	2,895,863,063,000
Other non-current financial assets	6,554,114,000	33,391,398,000
Other non-current non-financial assets	42,006,844,000	12,853,460,000
Trade and other non-current receivables	1,565,812,000	1,032,922,000
Investments accounted for using the equity method	12,873,531,000	16,912,454,000
Intangible assets other than goodwill	68,776,401,000	18,607,972,000
Goodwill	32,500,603,000	24,860,356,000
Property, plant and equipment	4,442,872,809,000	2,788,204,501,000
Deferred tax assets	18,055,431,000
TOTAL ASSETS	5,623,049,457,000	3,554,462,190,000
TOTAL CURRENT LIABILITIES	909,428,562,000	543,356,500,000
Other current financial liabilities	196,141,320,000	18,815,434,000
Trade and other current payables	317,337,886,000	309,883,528,000
Current accounts payable to related parties	337,986,306,000	122,862,944,000
Other current provisions	5,195,377,000	5,296,635,000
Current tax liabilities	12,563,801,000	66,933,261,000
Other current non-financial liabilities	40,203,872,000	19,564,698,000
TOTAL NON-CURRENT LIABILITIES	1,846,575,202,000	1,022,091,736,000
Other non-current financial liabilities	1,028,833,254,000	781,978,145,000
Trade and other non-current payables	2,556,521,000	632,642,000
Non-current accounts payable to related parties	447,193,802,000	318,518,000
Other long-term provisions	91,898,262,000	63,992,567,000
Deferred tax liabilities	260,950,163,000	160,293,916,000
Non-current provisions for employee benefits	15,143,200,000	14,875,948,000
TOTAL EQUITY	2,867,045,693,000	1,989,013,954,000
Equity attributable to Enel Chile	2,867,045,693,000	1,989,013,954,000
Allocated capital	1,137,185,366,000	552,777,321,000
Retained earnings	1,626,928,911,000	1,398,018,156,000
Share Premium	85,511,492,000	85,511,492,000
Other reserves	17,419,924,000	(47,293,015,000)
TOTAL LIABILITIES AND EQUITY	5,623,049,457,000	3,554,462,190,000
Operating Segments [Member] | Distribution [Member]
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS	296,453,471,000	261,378,069,000
Cash and cash equivalents	4,969,412,000	42,594,390,000
Other current financial assets	62,226,000	61,887,000
Other current non-financial assets	5,648,807,000	4,940,347,000
Trade and other current receivables	218,310,327,000	195,505,229,000
Current accounts receivable from related parties	59,827,152,000	6,305,806,000
Inventories	3,528,174,000	3,049,576,000
Current tax assets	4,107,373,000	8,920,834,000
TOTAL NON-CURRENT ASSETS	982,926,699,000	893,633,579,000
Other non-current financial assets	26,410,000	26,806,000
Other non-current non-financial assets	2,600,071,000	959,679,000
Trade and other non-current receivables	41,993,899,000	34,272,234,000
Intangible assets other than goodwill	41,963,796,000	34,236,891,000
Goodwill	2,240,478,000	2,240,478,000
Property, plant and equipment	893,246,804,000	821,234,672,000
Deferred tax assets	855,241,000	662,819,000
TOTAL ASSETS	1,279,380,170,000	1,155,011,648,000
TOTAL CURRENT LIABILITIES	450,182,594,000	408,687,871,000
Other current financial liabilities	2,000	14,000
Trade and other current payables	156,939,551,000	176,411,186,000
Current accounts payable to related parties	258,410,862,000	207,909,593,000
Current tax liabilities	5,114,119,000	94,246,000
Other current non-financial liabilities	29,718,060,000	24,272,832,000
TOTAL NON-CURRENT LIABILITIES	63,065,351,000	61,965,918,000
Trade and other non-current payables	27,172,000	27,182,000
Other long-term provisions	13,973,113,000	14,430,270,000
Deferred tax liabilities	21,335,014,000	18,786,185,000
Non-current provisions for employee benefits	27,503,399,000	28,412,505,000
Other non-current non-financial liabilities	226,653,000	309,776,000
TOTAL EQUITY	766,132,225,000	684,357,859,000
Equity attributable to Enel Chile	766,132,225,000	684,357,859,000
Allocated capital	230,137,980,000	230,137,980,000
Retained earnings	852,296,368,000	769,928,443,000
Share Premium	354,220,000	354,220,000
Other reserves	(316,656,343,000)	(316,062,784,000)
TOTAL LIABILITIES AND EQUITY	1,279,380,170,000	1,155,011,648,000
Holdings, Eliminations and Others [Member]
Disclosure Of Segment Assets And Liabilities [Line Items]
TOTAL CURRENT ASSETS	(297,349,611,000)	135,159,356,000
Cash and cash equivalents	84,610,563,000	165,834,495,000
Other current financial assets	733,462,000	41,899,000
Other current non-financial assets	2,683,237,000	709,085,000
Trade and other current receivables	5,485,289,000	4,254,488,000
Current accounts receivable from related parties	(428,148,357,000)	(44,247,580,000)
Inventories	5,211,554,000	4,896,463,000
Current tax assets	32,074,641,000	3,670,506,000
TOTAL NON-CURRENT ASSETS	882,940,148,000	850,139,814,000
Other non-current financial assets	689,145,000
Other non-current non-financial assets	1,097,000
Trade and other non-current receivables	16,968,132,000	877,243,000
Intangible assets other than goodwill	4,632,196,000	2,326,041,000
Goodwill	880,303,644,000	860,156,821,000
Property, plant and equipment	(27,471,980,000)	(23,752,036,000)
Investment property	7,557,356,000	8,356,772,000
Deferred tax assets	260,558,000	2,174,973,000
TOTAL ASSETS	585,590,537,000	985,299,170,000
TOTAL CURRENT LIABILITIES	(142,147,004,000)	(135,227,725,000)
Other current financial liabilities	214,524,493,000
Trade and other current payables	80,008,887,000	69,683,804,000
Current accounts payable to related parties	(438,460,843,000)	(211,159,565,000)
Other current provisions	393,409,000	339,536,000
Other current non-financial liabilities	1,387,050,000	5,908,500,000
TOTAL NON-CURRENT LIABILITIES	686,751,678,000	6,937,051,000
Other non-current financial liabilities	677,000,249,000
Trade and other non-current payables	487,000
Deferred tax liabilities	(4,205,123,000)	(6,856,420,000)
Non-current provisions for employee benefits	13,956,065,000	13,793,471,000
TOTAL EQUITY	40,985,863,000	1,113,589,844,000
Equity attributable to Enel Chile	40,985,863,000	1,113,589,844,000
Allocated capital	2,587,168,133,000	1,446,193,674,000
Retained earnings	(564,427,666,000)	(416,341,016,000)
Share Premium	(85,865,712,000)	(85,865,712,000)
Treasury shares	(72,388,009,000)
Other reserves	(1,823,500,883,000)	169,602,898,000
TOTAL LIABILITIES AND EQUITY	$ 585,590,537,000	$ 985,299,170,000